INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Current income tax	(13,703,822)	(5,191,703)	(5,511,856)
Deferred income tax	966,801	(1,456,405)	(2,757,610)
Total income tax	(12,737,021)	(6,648,108)	(8,269,466)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2021	2020
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	4,027,923	1,887,237
Deferred tax assets to be recovered after less than 12 months	640,585	562,048
Subtotal deferred tax assets	4,668,508	2,449,285
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(14,778,469)	(13,325,708)
Deferred tax liabilities to be recovered after less than 12 months	(166,265)	(366,604)
Subtotal deferred tax liabilities	(14,944,734)	(13,692,312)
Deferred tax liabilities, net	(10,276,226)	(11,243,027)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2021, 2020 and 2019 are the following:

Deferred tax assets	Other receivables	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Total
As of December 31, 2019	-	1,502	731	1,502	318,208	1,233,512	1,035,863	-	18,143	2,609,461
Charge in results	20,403	(1,502)	(731)	(531)	18,596	(134,460)	(70,496)	1,425	7,120	(160,176)
As of December 31, 2020	20,403	-	-	971	336,804	1,099,052	965,367	1,425	25,263	2,449,285
Charge in results	(20,403)	-	-	(59)	180,659	(68,294)	446,215	1,691,364	(10,259)	2,219,223
As of December 31, 2021	-	-	-	912	517,463	1,030,758	1,411,582	1,692,789	15,004	4,668,508

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Other financial assets at amortized cost	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2019	-	(53,975)	(8,937,061)	(4,373)	(41,376)	(3,831)	(3,355,467)	-	(12,396,083)
Charge in results	-	23,871	1,047,066	2,809	(9,226)	(300,383)	(2,060,366)	-	(1,296,229)
As of December 31, 2020	-	(30,104)	(7,889,995)	(1,564)	(50,602)	(304,214)	(5,415,833)	-	(13,692,312)
Charge in results	(2,683)	(53,786)	(3,098,657)	(15,694)	(14,515)	304,214	1,758,221	(129,522)	(1,122,900)
As of December 31, 2021	(2,683)	(83,890)	(10,988,652)	(17,258)	(65,117)	-	(3,657,612)	(129,522)	(14,944,734)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2021, 2020 and 2019 as follows:

	2021	2020	2019
Pre tax income	33,668,098	11,608,351	34,583,065
Statutory income tax rate	35%	30%	30%

Pre tax income at statutory income tax rate	(11,783,834)	(3,482,505)	(10,374,920)
Tax effects due to:
- Restatement by inflation	5,788,975	3,162,319	4,191,239
- Unrecognized tax loss carryforward	1,692,789	(3,074,046)	-
- Adjustment affidavit previous year	(67,587)	(13,695)	280,788
- Variation of tax rate	(4,083,828)	-	-
- Tax inflation adjustment	(3,941,738)	(4,188,721)	(4,106,748)
- Others	(341,798)	948,540	1,740,174
Total income tax	(12,737,021)	(6,648,108)	(8,269,466)